Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 20	$ 20	$ 41	$ 39
Interest costs	28	29	56	58
Expected return on plan assets	(40)	(38)	(80)	(76)
Amortization of actuarial losses	12	12	24	23
Amortization of past service credits/plan amendments	0	0	0	0
Regulatory adjustments	0	0	0	0
Net benefit cost	20	23	41	44
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	7	7	15	14
Interest costs	6	7	12	13
Expected return on plan assets	(4)	(4)	(8)	(7)
Amortization of actuarial losses	0	1	0	1
Amortization of past service credits/plan amendments	(2)	(3)	(5)	(6)
Regulatory adjustments	2	1	3	2
Net benefit cost	$ 9	$ 9	$ 17	$ 17